Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan	$ 244	$ 194	$ 199
Description of health care and insurance plan	Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans
Increase due to benefit obligations of new mortality table	69
Pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accumulated benefit obligation	3,570	3,407
Increase due to benefit obligations of new mortality table	37
Employer contributions	61
Healthcare plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase due to benefit obligations of new mortality table	32
Employer contributions	70
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 39